Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.001
Common stock, shares authorized	687,500,000	687,500,000	100,000,000
Common stock, shares issued	34,383,109	15,903,948	15,433,445
Common stock, shares outstanding	34,383,109	15,903,948	21,579,916